Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of forth major related parties
Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 23.75% equity interest of the Group
Mr. Bodang Liu	The ultimate controlling shareholder of the Group
Mr. Anyuan Sun	Former Chief executive officer of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda
Hong Kong Xibolun Technology Limited (“Hebron HK”)	The entity disposed on November 30, 2020